Assumptions Utilized in Fair Value Calculation for Warrants (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (years)	5 years	5 years
Volatility	113.50%	109.60%
Risk-free interest rate	2.13%	2.10%
Dividend yield	0.00%	0.00%